Investments - Intangible Lease Liabilities - Schedule of intangible lease liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Investments [Abstract]
Below Market Lease, Gross		$ 135,140	$ 141,262
Accumulated amortization		(23,422)	(16,167)
Net intangible lease liabilities	[1]	$ 111,718	$ 125,095

[1]	Includes the dollar amount of below-market lease intangibles ($14,000) and the related accumulated amortization ($2,000) associated with the real estate investments held for sale at December 31, 2025.